Summary of Significant Accounting Policies (Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies [Abstract]
Service cost	$ 59
Interest cost	34
Amortization of prior service cost	83
Net periodic benefit cost	$ 176